1
Gabelli Automation ETF
Schedule of Investments — March 31, 2025 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Aerospace and Defense – 6.7%
5,999
Allient Inc. ...............................................
$ 131,858
2,142
Mercury Systems Inc.† ...........................
92,299
182
Northrop Grumman Corp. .......................
93,186
317,343
Building and Construction – 2.1%
1,245
Johnson Controls International plc .........
99,737
Computer Integrated Systems Design – 2.7%
4,030
Kyndryl Holdings Inc.† ............................
126,542
Computer Software and Services – 4.0%
12,037
3D Systems Corp.† ................................
25,518
876
Alphabet Inc., Cl. A .................................
135,465
2,858
NCR Voyix Corp.† ...................................
27,866
188,849
Consumer Products – 4.3%
1,362
Spectrum Brands Holdings Inc. ..............
97,451
2,175
The AZEK Co. Inc.† ................................
106,336
203,787
Consumer Services – 4.6%
496
Amazon.com Inc.† ..................................
94,369
6,938
Resideo Technologies Inc.† ....................
122,803
217,172
Diversified Industrial – 7.0%
1,200
Belden Inc. ..............................................
120,300
2,106
GXO Logistics Inc.† ................................
82,302
6,428
L.B. Foster Co., Cl. A† ............................
126,503
329,105
Electric Lighting & Wiring Equipment – 4.5%
2,563
AZZ Inc. ..................................................
214,292
Electronic & Other Electrical Equipment – 5.5%
422
Axcelis Technologies Inc.† ......................
20,961
2,190
Emerson Electric Co. ..............................
240,111
261,072
Electronics – 2.7%
4,397
Kimball Electronics Inc.† ........................
72,331
316
Texas Instruments Inc. ............................
56,785
129,116
Energy and Utilities – 4.4%
1,243
Halliburton Co. ........................................
31,535
919
Occidental Petroleum Corp. ....................
45,362
4,028
Oceaneering International Inc.† .............
87,850
8,152
RPC Inc. .................................................
44,836
209,583
Environmental Services – 3.7%
733
Republic Services Inc. ............................
177,503
Equipment and Supplies – 6.4%
1,194
AMETEK Inc. ..........................................
205,535
Shares Market Value
1,200
Tennant Co. .............................................
$ 95,700
301,235
Fabricated Structural Metal Products – 0.9%
1,171
Proto Labs Inc.† .....................................
41,032
Financial Services – 5.6%
1,120
Intercontinental Exchange Inc. ...............
193,200
480
Nasdaq Inc. .............................................
36,413
1,428
NCR Atleos Corp.† .................................
37,670
267,283
General Industrial Machinery & Equipment – 3.4%
1,881
Flowserve Corp. ......................................
91,868
3,048
Matthews International Corp., Cl. A ........
67,788
159,656
Industrial Instruments For Measurement, Display, and
Control – 6.2%
1,343
Fortive Corp. ...........................................
98,281
762
Rockwell Automation Inc. ........................
196,885
295,166
Metals & Mining – 7.4%
929
Agnico Eagle Mines Ltd. .........................
100,713
4,851
Barrick Gold Corp. ..................................
94,303
1,303
Cameco Corp. .........................................
53,632
2,119
Newmont Corp. .......................................
102,305
350,953
Prepackaged Software – 10.8%
1,095
Check Point Software Technologies
Ltd.† ...................................................
249,572
6,708
N-able Inc.† ............................................
47,560
854
Oracle Corp. ...........................................
119,398
618
PTC Inc.† ................................................
95,759
512,289
Pumps & Pumping Equipment – 3.3%
1,199
ITT Inc. ....................................................
154,863
Semiconductors – 0.8%
1,000
GlobalFoundries Inc.† ............................
36,910
Wholesale-Durable Goods – 3.0%
144
WW Grainger Inc. ...................................
142,248
TOTAL INVESTMENTS — 100.0%
(cost $4,411,680) ....................................
$ 4,735,736
† Non-income producing security.